Vanguard LifeStrategy Income Fund

Schedule of Investments (unaudited)
As of July 31, 2019

		Market
		Value
	Shares	($000)
Investment Companies (99.9%)
U.S. Stock Fund (12.0%)
Vanguard Total Stock Market Index Fund Investor Shares	7,299,258	540,583

International Stock Fund (7.8%)
Vanguard Total International Stock Index Fund Investor Shares	21,254,222	353,033

U.S. Bond Fund (56.1%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	232,814,423	2,535,349

International Bond Fund (24.0%)
Vanguard Total International Bond Index Fund Investor Shares	93,714,365	1,086,149
Total Investment Companies (Cost $3,966,158)		4,515,114
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund, 2.386% (Cost $2,437)	24,365	2,437
Total Investments (100.0%) (Cost $3,968,595)		4,517,551
Other Assets and Liabilities-Net (0.0%)		(462)
Net Assets (100%)		4,517,089

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

At July 31, 2019, 100% of the market value of the fund's investments was determined based on Level
1 inputs.

C. Transactions during the period in affiliated underlying Vanguard funds were as follows:

LifeStrategy Income Fund

					Current Period Transactions
	Oct. 31,		Proceeds					July 31,
	2018		from	Realized	Change in		Capital Gain	2019
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market
Liquidity Fund	—	NA1	NA1	1	—	34	—	2,437
Vanguard Total Bond
Market II Index Fund	2,243,117	243,499	100,806	67	149,472	50,984	—	2,535,349
Vanguard Total
International Bond
Index Fund	967,927	72,669	17,388	32	62,909	26,637	—	1,086,149
Vanguard Total
International Stock
Index Fund	316,217	36,060	14,745	(21)	15,522	8,224	—	353,033
Vanguard Total Stock
Market Index Fund	486,171	71,246	69,733	2,812	50,087	6,893	—	540,583
Total	4,013,432	423,474	202,672	2,891	277,990	92,772	—	4,517,551
1 Not applicable—purchases and sales are for temporary cash investment purposes.